Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Exposure to Credit Risk

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL — not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL — credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written-off

Schedule of Exposure to Credit Risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

Group	Note	12-month or lifetime ECL	Gross carrying amount	Impairment	Net carrying amount
			USD	USD	USD
December 31, 2024
Trade and other receivables		12-month	5,346,652	(968,322)	4,378,330
Cash and cash equivalents		12-month	1,000,284	-	1,000,284

December 31, 2023
Trade and other receivables		12-month	4,758,445	(428,099)	4,330,346
Cash and cash equivalents		12-month	956,975	-	956,975

Schedule of Liquidity Risk
	Carrying amount	Contractual cash flow	Within 1 year	Within 2 to 5 years	After 5 years
Group	USD	USD	USD	USD	USD
2024
Financial assets
Other financial assets	69,505	69,505	-	-	69,505
Trade and other receivables	4,378,331	4,378,331	4,378,331	-	-
Cash and cash equivalents	1,000,283	1,000,283	1,000,283	-	-
Total undiscounted financial assets	5,448,119	5,448,119	5,378,614	-	69,505

Financial liabilities
Trade and other payables	1,042,462	1,042,462	1,042,462	-	-
Lease liabilities	260,162	285,562	103,063	182,499	-
Derivative liabilities	173,551	173,551	-	173,551	-
Debt	6,102,679	6,957,197	3,249,560	1,342,420	2,365,217
Total undiscounted financial liabilities	7,578,854	8,458,772	4,395,085	1,698,470	2,365,217

2023
Financial assets
Trade and other receivables	4,330,346	4,330,346	4,330,346	-	-
Cash and cash equivalents	956,975	956,975	956,975	-	-
Total undiscounted financial assets	5,287,321	5,287,321	5,287,321	-	-

Financial liabilities
Trade and other payables	1,591,562	1,591,562	1,591,562	-	-
Lease liabilities	149,903	161,748	65,160	96,588	-
Debt	3,972,648	4,264,451	1,909,420	781,172	1,573,859
Total undiscounted financial liabilities	5,714,113	6,017,761	3,566,142	877,760	1,573,859

Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities	At the end of reporting period, the weighted average effective interest rates for the debt and lease liabilities were as follows:
	2024	2023	2022
Fixed rates
Debt	1.5% – 8%	1.5% – 8%	1.5% – 6.4%
Lease liabilities	1.5% – 2.5%	1.5% – 2.5%	1.5% – 2.5%